Income Taxes (Details 3) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Valuation Allowance		$ (6,120,000)	$ (2,435,000)
Net Deferred Tax Assets		6,120,000	2,435,000
Net deferred tax / (liabilities)		0	0
Contract liabilities	$ 6,647,000	3,327,000	3,516,000
Short Term, Deferred Rent		842,000	323,000
Net right-of-use assets	7,404,000	8,297,000	0
Other accruals	$ 841,000	327,000	240,000
Deferred Tax Assets [Member]
Net operating loss carryforwards		5,649,000	3,506,000
Accounts receivable reserve		201,000	110,000
Contribution carryover		995,000	6,000
Section 163 (j) limitation		123,000	51,000
Stock based compensation		1,053,000	0
Accrued interest		127,000	184,000
Contract liabilities		0	1,259,000
Short Term, Deferred Rent		29,000	281,000
Net right-of-use assets		24,000	0
Other accruals		0	0
Total Deferred Tax Assets		8,201,000	5,397,000
Deferred Tax Liabilities [Member]
Fixed Assets		(101,000)	(10,000)
Intangibles		(1,775,000)	(2,952,000)
Deferred Revenue		(205,000)	0
Total Deferred Tax Liabilities		$ (2,081,000)	$ (2,962,000)